First Quarter Report
January 31, 2024 (Unaudited)
Columbia Massachusetts Intermediate Municipal Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Massachusetts Intermediate Municipal Bond Fund, January 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 1.1%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.1%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	3.100%	1,000,000	1,000,000
Total Floating Rate Notes (Cost $1,000,000)			1,000,000

Municipal Bonds 95.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.2%
Massachusetts Port Authority(c)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2038	5.000%	1,000,000	1,055,695
Revenue Bonds
Series 2019C
07/01/2035	5.000%	2,000,000	2,174,643
Series 2021E
07/01/2038	5.000%	1,000,000	1,086,982
Massachusetts Port Authority
Revenue Bonds
Series 2015A
07/01/2026	5.000%	600,000	618,330
Total			4,935,650
Charter Schools 2.2%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,800,000	1,822,588
International Charter School
Series 2015
04/15/2025	5.000%	215,000	215,411
Total			2,037,999
Higher Education 22.9%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Babson College
Series 2015A
10/01/2025	5.000%	600,000	618,518
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Boston University
Series 2006BB2
10/01/2037	4.000%	2,120,000	2,147,392
Brandeis University
Series 2018R
10/01/2035	5.000%	1,005,000	1,097,372
10/01/2036	5.000%	1,140,000	1,239,281
Series 2019
10/01/2036	5.000%	1,535,000	1,695,100
Emerson College
Series 2017A
01/01/2033	5.000%	1,500,000	1,564,865
01/01/2034	5.000%	1,000,000	1,041,628
Simmons College
Series 2015K-1
10/01/2026	5.000%	3,005,000	3,068,117
10/01/2028	5.000%	1,100,000	1,125,795
Simmons University
Series 2018L
10/01/2034	5.000%	500,000	524,501
10/01/2035	5.000%	455,000	475,956
Suffolk University
Series 2019
07/01/2035	5.000%	870,000	914,604
Woods Hole Oceanographic Institution
Series 2018
06/01/2036	5.000%	650,000	699,646
Worcester Polytechnic Institute
Series 2017
09/01/2037	5.000%	290,000	308,344
Revenue Bonds
Babson College
Series 2017
10/01/2032	5.000%	885,000	943,124
10/01/2033	5.000%	900,000	957,804
Bentley University
Series 2016
07/01/2036	4.000%	1,000,000	1,011,318
Brandeis University
Series 2019S-2
10/01/2033	5.000%	1,150,000	1,287,265
Worcester Polytechnic Institute
Series 2019
09/01/2038	5.000%	865,000	943,988
Total			21,664,618

Columbia Massachusetts Intermediate Municipal Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 12.6%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
CareGroup
Series 2016I
07/01/2033	5.000%	1,000,000	1,039,377
Mass General Brigham
Series 2024D
07/01/2042	5.000%	1,000,000	1,127,463
Partners HealthCare System
Series 2016
07/01/2031	5.000%	3,000,000	3,141,142
Series 2020
07/01/2037	5.000%	1,000,000	1,096,734
UMass Memorial Healthcare
Series 2016I
07/01/2030	5.000%	2,295,000	2,378,093
Series 2017
07/01/2031	5.000%	1,000,000	1,046,129
Revenue Bonds
CareGroup
Series 2018J1
07/01/2036	5.000%	985,000	1,052,743
07/01/2037	5.000%	1,035,000	1,100,752
Total			11,982,433
Human Service Provider 1.0%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Seven Hills Foundation
Series 2021
09/01/2039	4.000%	1,000,000	926,386
Joint Power Authority 1.1%
Berkshire Wind Power Cooperative Corp.
Refunding Revenue Bonds
Berkshire Wind Project
Series 2017
07/01/2029	5.000%	1,000,000	1,074,473
Multi-Family 1.1%
Massachusetts Development Finance Agency
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2034	5.000%	1,000,000	1,020,919
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 6.6%
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2017 (BAM)
05/01/2034	5.000%	500,000	534,144
05/01/2035	5.000%	500,000	534,298
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Broad Institute
Series 2017
04/01/2034	5.000%	2,500,000	2,680,884
04/01/2035	5.000%	2,350,000	2,512,551
Total			6,261,877
Pool / Bond Bank 2.9%
Massachusetts Clean Water Trust (The)
Revenue Bonds
Green Bonds
Series 2019
08/01/2038	5.000%	2,000,000	2,212,346
Sustainability Bonds
Series 2023-25B
02/01/2040	5.000%	500,000	577,238
Total			2,789,584
Prep School 2.3%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Dexter Southfield
Series 2015
05/01/2030	5.000%	1,035,000	1,056,126
Revenue Bonds
Trustees of Deerfield Academy
Series 2023
10/01/2032	5.000%	925,000	1,112,173
Total			2,168,299
Refunded / Escrowed 8.0%
Massachusetts Development Finance Agency
Prerefunded 07/01/25 Revenue Bonds
Partners HealthCare System
Series 2015
07/01/2032	5.000%	2,795,000	2,879,360
Prerefunded 10/01/24 Revenue Bonds
Children’s Hospital
Series 2014P
10/01/2031	5.000%	1,200,000	1,215,294
Columbia Massachusetts Intermediate Municipal Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts State College Building Authority(d)
Revenue Bonds
Capital Appreciation
Series 1999A Escrowed to Maturity (NPFGC)
05/01/2028	0.000%	4,000,000	3,526,579
Total			7,621,233
Retirement Communities 8.3%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-Berkshire Retirement Community
Series 2015
07/01/2031	5.000%	1,250,000	1,267,107
Orchard Cove, Inc.
Series 2019
10/01/2039	4.000%	985,000	919,488
10/01/2039	5.000%	250,000	254,664
Salem Community Corp.
Series 2022
01/01/2040	5.125%	1,000,000	917,759
Massachusetts Development Finance Agency(e)
Refunding Revenue Bonds
Loomis Obligated Group
Series 2022
01/01/2031	4.000%	1,500,000	1,499,060
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	1,500,000	1,446,605
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	1,500,000	1,576,772
Total			7,881,455
Sales Tax 6.5%
Massachusetts Bay Transportation Authority(d)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,000,000	2,458,485
07/01/2032	0.000%	5,105,000	3,704,308
Total			6,162,793
State General Obligation 12.5%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan of 2023
Series 2023
05/01/2040	5.000%	1,000,000	1,147,720
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016I
12/01/2030	5.000%	3,000,000	3,184,429
Series 2019G
09/01/2036	4.000%	2,000,000	2,086,553
Limited General Obligation Refunding Bonds
Series 2023C
08/01/2040	5.000%	1,000,000	1,151,200
Series 2024A
03/01/2039	5.000%	1,000,000	1,170,128
Unlimited General Obligation Refunding Bonds
Series 2004C (AMBAC)
12/01/2024	5.500%	3,000,000	3,064,153
Total			11,804,183
Student Loan 0.3%
Massachusetts Educational Financing Authority(c)
Revenue Bonds
Series 2020B
07/01/2028	5.000%	250,000	263,135
Turnpike / Bridge / Toll Road 2.3%
Massachusetts Transportation Trust Fund Metropolitan Highway System
Refunding Revenue Bonds
Series 2019A
01/01/2035	5.000%	2,000,000	2,201,501
Total Municipal Bonds (Cost $91,773,943)			90,796,538

Money Market Funds 2.6%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 4.086%(f)	2,428,177	2,428,420
Total Money Market Funds (Cost $2,428,177)		2,428,420
Total Investments in Securities (Cost: $95,202,120)		94,224,958
Other Assets & Liabilities, Net		515,365
Net Assets		94,740,323

Columbia Massachusetts Intermediate Municipal Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, January 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2024.

(c)	Income from this security may be subject to alternative minimum tax.
(d)	Zero coupon bond.
(e)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2024, the total value of these securities amounted to $4,522,437, which represents 4.77% of total net assets.

(f)	The rate shown is the seven-day current annualized yield at January 31, 2024.
Abbreviation Legend
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Massachusetts Intermediate Municipal Bond Fund  | First Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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